Expense Example - BlackRock Systematic Multi-Strategy Fund - Class K Shares	Sep. 29, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	$ 1,493